Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31, 2022	December 31, 2021

Computer equipment	$84,636	$85,495
Furniture, fixture, and office and medical equipment	298,738	264,123
Leasehold improvements	543,975	542,514
Laboratory equipment	6,229,072	4,179,064
Motor vehicle	239,093	239,093
Assets in construction	-	1,899,169
	7,395,514	7,209,458
Less: accumulated depreciation	4,570,455	3,478,342
Property, plant and equipment, net	$2,825,059	$3,731,116